INCOME TAXES - Deferred Tax Items Recovered Directly in Equity (Details) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Income Taxes [Abstract]
Preferred share issue costs	$ (1)	$ 0
Change in fair value of net investment hedges	5	2
Remeasurements of defined benefit liability or asset	(7)	3
Deferred tax items recovered directly in equity	(3)	5
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2,868	2,338			$ 2,246
Unrecognized deferred tax asset	57	57
Benefit of loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	(687)	(710)			$ (450)
Benefit of loss carryforwards | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised			$ 1.7	$ 1.8
Benefit of loss carryforwards | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 32	$ 40